CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Revenues:
Third party revenues	¥ 163,330,000	$ 23,681,000	¥ 149,884,000	¥ 279,832,000
Total revenues	163,330,000	23,681,000	149,884,000	279,832,000
Cost of revenues	(141,322,000)	(20,490,000)	(116,468,000)	(204,655,000)
Gross profit	22,008,000	3,191,000	33,416,000	75,177,000
Other operating income, net	51,000	7,000	82,000	567,000
Sales and marketing expenses	(7,365,000)	(1,068,000)	(22,316,000)	(22,174,000)
General and administrative expenses	(21,545,000)	(3,124,000)	(43,782,000)	(55,097,000)
(Provision for)/ recovery of doubtful accounts	(9,450,000)	(1,370,000)	(3,144,000)	2,121,000
Research and development expenses	(146,000)	(21,000)	(262,000)	(10,640,000)
Impairment of long-lived assets	0	0	(114,000)	(9,356,000)
Total operating expenses	(38,506,000)	(5,583,000)	(69,618,000)	(95,146,000)
Operating loss	(16,447,000)	(2,385,000)	(36,120,000)	(19,402,000)
Interest income	153,000	22,000	101,000	85,000
Interest expense | ¥				(1,592,000)
Other (expenses)/ income, net	34,011,000	4,931,000	6,793,000	(4,513,000)
Foreign exchange loss/(gain)	(19,121,000)	(2,772,000)	(6,010,000)	13,840,000
Loss from continuing operations before income taxes	(1,404,000)	(204,000)	(35,236,000)	(11,582,000)
Income tax expense	(7,080,000)	(1,027,000)	(103,000)	(6,000)
Loss from continuing operations	(8,484,000)	(1,231,000)	(35,339,000)	(11,588,000)
Discontinued operations:
Net (loss)/income from discontinued operations	463,574,000	67,212,000	20,867,000	(60,919,000)
(Loss)/income attributable to noncontrolling interests	5,154,000	748,000	211,000	(616,000)
(Loss)/income from discontinued operations	468,728,000	67,960,000	21,078,000	(61,535,000)
Less: net (loss)/income attributable to noncontrolling interest	5,154,000	748,000	211,000	(616,000)
Net (loss)/income attributable to the Company's shareholders	¥ 455,090,000	$ 65,981,000	¥ (14,472,000)	¥ (72,507,000)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	436,816,529	436,816,529	436,816,529
Weighted average shares used in calculating diluted net loss per ordinary share	436,816,529	436,816,529	436,816,529
Net Loss per ordinary share from continuing operation
Basic | (per share)	¥ (0.02)	$ 0.00	¥ (0.08)	¥ (0.03)
Diluted | (per share)	(0.02)	0.00	(0.08)	(0.03)
Net (Loss)/income per ordinary share from discontinued
Basic | (per share)	1.06	0.15	0.05	(0.14)
Diluted | (per share)	¥ 1.06	$ 0.15	¥ 0.05	¥ (0.14)
Net (loss)/Income	¥ 460,244,000	$ 66,729,000	¥ (14,261,000)	¥ (73,123,000)
Foreign currency translation adjustment	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Total other comprehensive (loss)/income net of tax	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Comprehensive (loss)/income	478,488,000	69,374,000	(16,132,000)	(85,341,000)
Less: comprehensive (loss)/income attributable to noncontrolling interest	5,154,000	748,000	211,000	(616,000)
Comprehensive (loss)/income attributable to the Company's shareholders	¥ 473,334,000	$ 68,626,000	¥ (16,343,000)	¥ (84,725,000)